Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Brunswick Retirement Savings Plan

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN 36-0848180 Plan #154

December 31, 2025

Identity of Issuer	Description of Investment	Cost**	Current Value

Target Date Retirement Collective Trust
Vanguard Fiduciary Trust Company*	Target Retirement 2020 Trust I		$1,893,446
Vanguard Fiduciary Trust Company*	Target Retirement 2025 Trust I		11,419,970
Vanguard Fiduciary Trust Company*	Target Retirement 2030 Trust I		6,048,798
Vanguard Fiduciary Trust Company*	Target Retirement 2035 Trust I		16,230,322
Vanguard Fiduciary Trust Company*	Target Retirement 2040 Trust I		3,884,502
Vanguard Fiduciary Trust Company*	Target Retirement 2045 Trust I		10,030,140
Vanguard Fiduciary Trust Company*	Target Retirement 2050 Trust I		2,919,530
Vanguard Fiduciary Trust Company*	Target Retirement 2055 Trust I		6,414,069
Vanguard Fiduciary Trust Company*	Target Retirement 2060 Trust I		2,705,077
Vanguard Fiduciary Trust Company*	Target Retirement 2065 Trust I		2,168,088
Vanguard Fiduciary Trust Company*	Target Retirement 2070 Trust I		186,469
Vanguard Fiduciary Trust Company*	Target Retirement Income Trust I		4,902,472
Total Target Date Retirement Collective Trust			68,802,883

Mutual Funds
The Vanguard Group, Inc.*	Federal Money Market Fund		448,512
Total Mutual Funds			448,512

Stable Value Collective Trust
Vanguard Fiduciary Trust Company*	Vanguard Retirement Savings Trust III		12,326,819
Total Stable Value Collective Trust			12,326,819

Other Collective Trusts
The Vanguard Group, Inc.*	Total Stock Market Index Trust C		40,606,461
The Vanguard Group, Inc.*	Total Bond Market Index Trust C		11,218,959
The Vanguard Group, Inc.*	Total International Stock Market Index Trust C		10,614,035
MFS	International Equity CIT; Class 3B		704,651
Loomis Sayles Trust Company, LLC	Core Plus Fixed Income Fund; Class F		769,379
Total Other Collective Trusts			63,913,485

Participant Loans*	Loans to participants, bearing interest from 3.25% to 8.50%, with varying maturities		3,059,601
			$148,551,300
*Represents a party-in-interest to the Plan.
** Cost information not required for participant-directed investments.

EBP 170
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Brunswick Rewards Plan

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN 36-0848180 Plan #170

December 31, 2025

Identity of Issuer	Description of Investment	Cost**	Current Value

Target Date Retirement Collective Trust
Vanguard Fiduciary Trust Company*	Target Retirement 2020 Trust I		$8,831,564
Vanguard Fiduciary Trust Company*	Target Retirement 2025 Trust I		143,985,829
Vanguard Fiduciary Trust Company*	Target Retirement 2030 Trust I		56,080,662
Vanguard Fiduciary Trust Company*	Target Retirement 2035 Trust I		203,988,530
Vanguard Fiduciary Trust Company*	Target Retirement 2040 Trust I		44,099,235
Vanguard Fiduciary Trust Company*	Target Retirement 2045 Trust I		202,225,748
Vanguard Fiduciary Trust Company*	Target Retirement 2050 Trust I		43,470,574
Vanguard Fiduciary Trust Company*	Target Retirement 2055 Trust I		94,294,599
Vanguard Fiduciary Trust Company*	Target Retirement 2060 Trust I		32,854,581
Vanguard Fiduciary Trust Company*	Target Retirement 2065 Trust I		16,164,955
Vanguard Fiduciary Trust Company*	Target Retirement 2070 Trust I		4,536,224
Vanguard Fiduciary Trust Company*	Target Retirement Income Trust I		34,125,630
Total Target Date Retirement Collective Trust			884,658,131

Mutual Funds
The Vanguard Group, Inc.*	Federal Money Market Fund		2,172,325
Total Mutual Funds			2,172,325

Stable Value Collective Trust
Vanguard Fiduciary Trust Company*	Vanguard Retirement Savings Trust III		91,271,653
Total Stable Value Collective Trust			91,271,653

Other Collective Trusts
The Vanguard Group, Inc.*	Total Stock Market Index Trust C		443,695,156
The Vanguard Group, Inc.*	Total Bond Market Index Trust C		134,079,349
The Vanguard Group, Inc.*	Total International Stock Market Index Trust C		142,515,390
MFS	International Equity CIT; Class 3B		9,944,448
Loomis Sayles Trust Company, LLC	Core Plus Fixed Income Fund; Class F		13,759,226
Total Other Collective Trusts			743,993,569

Participant Loans*	Loans to participants, bearing interest from 3.25% to 8.50%, with varying maturities		15,680,103
			$1,737,775,781
*Represents a party-in-interest to the Plan.
** Cost information not required for participant-directed investments.